CAPITAL STOCK (Details Narrative) - USD ($)																		1 Months Ended		12 Months Ended		61 Months Ended
	Dec. 29, 2025	Dec. 22, 2025	Dec. 11, 2025	Nov. 25, 2025	Nov. 03, 2025	Sep. 26, 2025	Sep. 02, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 05, 2025	Jun. 11, 2024	May 15, 2024	Mar. 26, 2024	Mar. 05, 2024	Feb. 06, 2024	Jan. 31, 2024	Jan. 19, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 06, 2024
Class of Stock [Line Items]
Total authorized shares																				350,000,000
Common stock shares authorized																		300,000,000		300,000,000	300,000,000
Common stock par value																		$ 0.001		$ 0.001	$ 0.001
Stock issued for compensation, value																					$ 195,000
Share-based compensation expense																				$ 754,475	544,725
Loss from discontinued operations																				$ (238,285)	$ 111,312
Equity Incentive Plan 2024 [Member]
Class of Stock [Line Items]
Maximum number of shares authorized																921,675				1,606,718
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt converted, shares issued							64,165													64,165	1,222
Convertible Notes Payables [Member]
Class of Stock [Line Items]
Debt converted, shares issued																					408
Investor Relation Service Provider [Member]
Class of Stock [Line Items]
Stock issued for services, shares					16,667				5,000					2,500
Share-based compensation expense					$ 50,500				$ 97,500					$ 11,617
Employee [Member]
Class of Stock [Line Items]
Stock issued for services, shares								834										1,834
Share-based compensation expense								$ 12,500										$ 16,500
Three Board Members [Member]
Class of Stock [Line Items]
Stock issued for services, shares													10,002
Share-based compensation expense													$ 195,000
Consulting Service Provider [Member]
Class of Stock [Line Items]
Stock issued for services, shares				100,000
Share-based compensation expense				$ 408,000
Certain Employees [Member]
Class of Stock [Line Items]
Restricted stock issued, shares			111,674
Six Previous Owners [Member] | Red Rock Settlement [Member]
Class of Stock [Line Items]
Stock issued new, shares															12,370							12,370
Loss from discontinued operations															$ 111,312
Legal Settlement [Member]
Class of Stock [Line Items]
Stock issued new, shares																			24,742
Stock retired during period, shares										19,750
Annual Retainer Grants For Fiscal Year 2024 [Member] | Three Board Members [Member] | Equity Incentive Plan 2024 [Member]
Class of Stock [Line Items]
Share-based compensation expense						$ 22,950
Stock issued for compensation, shares						5,001
Annual Retainer Grants For Fiscal Year 2025 [Member] | Three Board Members [Member] | Equity Incentive Plan 2024 [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares						5,001
Shares vested during period						1,250
Restricted Common Stock [Member]
Class of Stock [Line Items]
Share-based compensation expense																				$ 17,213
Fair value for the issuance of vested shares																				$ 4.59
Restricted Common Stock [Member] | Certain Employees [Member]
Class of Stock [Line Items]
Stock issued for services, shares			111,674
Unrecognized compensation cost																				$ 579,215
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																				11 months 15 days
Restricted Common Stock [Member] | Annual Retainer Grants For 2024 [Member] | Three Board Members [Member]
Class of Stock [Line Items]
Stock issued for services, shares						5,001
Share-based compensation expense						$ 22,950
Restricted Common Stock [Member] | Annual Retainer Grants For 2025 [Member] | Three Board Members [Member]
Class of Stock [Line Items]
Stock issued for services, shares						5,001
Share-based compensation expense						$ 17,213
Unrecognized compensation cost																				$ 5,738
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																				3 months
Stock Options [Member] | Certain Employees And Directors [Member]
Class of Stock [Line Items]
Unrecognized compensation cost																				$ 347,439
Number of shares grant to purchase			90,002
Expected term																				3 years 6 months
Annualized volatility																				282.72%
Risk-free interest rate																				3.60%
Dividend yield																				0.00%
Weighted-average grant-date fair value																				$ 5.15
Grant date fair value																				$ 463,251
Weighted-average remaining amortization period																				9 months
Intrinsic value																				$ 0
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				50,000,000
Preferred stock par value																				$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				2
Preferred stock, shares issued																		2		2	2
Preferred stock, shares outstanding																		2		2	2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		3,000,000		3,000,000	3,000,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		1,279,867		0	1,279,867
Preferred stock, shares outstanding																		1,279,867		0	1,279,867
Conversion of stock, shares																					1,609,611
Debt converted, shares issued																					750,000
Series B Preferred Stock [Member] | Preferred Series Exchanged For Series I Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				300,000
Series B Preferred Stock [Member] | Preferred Stock Series B Converted Into Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																				1,579,867
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					1,073,105
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		500		500	500
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		74		0	74
Preferred stock, shares outstanding																		74		0	74
Conversion of stock, shares																					96
Debt converted, shares issued																					49
Series C Preferred Stock [Member] | Erroneously Issued [Member]
Class of Stock [Line Items]
Stock retired during period, shares																					2
Series C Preferred Stock [Member] | Preferred Series Exchanged For Series I Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				6
Series C Preferred Stock [Member] | Preferred Stock Series C Converted Into Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																				80
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					320,062
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		1,000,000		1,000,000	1,000,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		175,375		0	175,375
Preferred stock, shares outstanding																		175,375		0	175,375
Conversion of stock, shares																					80,375
Debt converted, shares issued																					100,000
Series E Preferred Stock [Member] | Preferred Series Exchanged For Series I Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				54,000
Series E Preferred Stock [Member] | Preferred Stock Series E Converted Into Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																				229,375
Series E Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					53,584
Series F-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		50,000		50,000	50,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		3,875		3,875	3,875
Preferred stock, shares outstanding																		3,875		3,875	3,875
Conversion of stock, shares																					31,877
Series F-1 Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					21,256
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		15,000,000		15,000,000	15,000,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		10,469,092		0	10,469,092
Preferred stock, shares outstanding																		10,469,092		0	10,469,092
Conversion of stock, shares																					3,527,000
Debt converted, shares issued																					1,021,408
Series I Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares																	62,500
Series I Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued for compensation, value																	$ 250,000
Series I Preferred Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares																5,000
Stock issued new, value																$ 20,000
Series I Preferred Stock [Member] | Chief Accounting Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares																2,500
Stock issued new, value																$ 10,000
Series I Preferred Stock [Member] | Preferred Series Exchanged For Series I Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																				391,500
Series I Preferred Stock [Member] | Preferred Stock Series I Converted Into Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																				10,077,592
Series I Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					2,351,347
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				2,000,000
Preferred stock, shares issued																		0		0	0
Preferred stock, shares outstanding																		0		0	0
Conversion of stock, shares																					1,713,584
Series J Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares																					1,142,391
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		400,000		400,000	400,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		319,493		319,493	319,493
Preferred stock, shares outstanding																		319,493		319,493	319,493
Series N Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				3,000,000
Preferred stock, shares issued																		921,636		1,037,311	921,636
Preferred stock, shares outstanding																		921,636		1,037,311	921,636
Cumulative dividends																		$ 1,320,879		$ 1,783,571	$ 1,320,879
Cumulative dividends payment																		$ 214,317		$ 462,693	$ 214,317
Stock issued for dividends																				115,675	53,580
Conversion of stock, shares																					53,580
Stock issued new, shares																				115,675
Issuance of convertible preferred stock, value																				$ 462,693
Accrued dividend payments																					$ 214,317
Series R Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				5,000
Preferred stock, shares issued																		0		0	0
Preferred stock, shares outstanding																		0		0	0
Conversion of stock, shares											165
Series X Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				5,000,000
Preferred stock, shares issued																		397,464		438,388	397,464
Preferred stock, shares outstanding																		397,464		438,388	397,464
Cumulative dividends																		$ 273,058		$ 436,749	$ 273,058
Cumulative dividends payment																		76,788		$ 163,691	$ 76,788
Stock issued for dividends																				40,924	22,464
Conversion of stock, shares																					22,464
Stock issued new, shares																				40,924
Issuance of convertible preferred stock, value																				$ 163,691
Accrued dividend payments																					$ 89,852
Series X Senior Convertible Preferred Stock [Member] | Common Stocks [Member]
Class of Stock [Line Items]
Cumulative dividends payment																		$ 183,210			$ 183,210
Stock issued for dividends																					25,173
Series Y Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																		1,500,000		1,500,000	1,500,000
Preferred stock par value																		$ 4.00		$ 4.00	$ 4.00
Preferred stock, shares issued																		979,125		1,067,878	979,125
Preferred stock, shares outstanding																		979,125		1,067,878	979,125
Cumulative dividends																		$ 275,789		$ 407,923	$ 275,789
Stock issued for dividends																				88,753	40,217
Cumulative accrued dividends																				$ 50,000
Total dividends payable																				$ 35,108	$ 32,190
Conversion of stock, shares																					979,125
Stock issued new, shares																				88,753
Issuance of convertible preferred stock, value												$ 3,755,632								$ 355,012
Stock retired during period, shares												938,908
Accrued dividend payments																					$ 3,916,500
Series Y Senior Convertible Preferred Stock [Member] | Common Stocks [Member]
Class of Stock [Line Items]
Cumulative dividends payment																		147,555			$ 147,555
Stock issued for dividends																					12,135
Common Stock [Member]
Class of Stock [Line Items]
Cumulative dividends payment																		$ 1,106,562			$ 1,106,562
Stock issued for dividends																					197,601
Common Stock [Member] | Correction On Surrender Of Excess Preferred Series I Stock [Member]
Class of Stock [Line Items]
Stock issued new, shares		114,240
Common Stock [Member] | Financing Transactions [Member]
Class of Stock [Line Items]
Stock issued new, shares	6,667
Common Stock [Member] | Preferred Stock Series B Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				1,053,248
Common Stock [Member] | Preferred Stock Series C Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				266,668
Common Stock [Member] | Preferred Stock Series E Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				152,917
Common Stock [Member] | Preferred Stock Series I Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued																				6,718,395
Series R Preferred Stock [Member] | Legal Settlement [Member]
Class of Stock [Line Items]
Stock retired during period, shares																					165
Series N Series X And Series Y Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for dividends																					78,303